Supplement to the
Fidelity® New Jersey AMT Tax-Free Money Market Fund
Institutional Class
January 29, 2022
Prospectus

On July 14, 2022, the Board of Trustees approved removing the principal investment strategy to “normally not invest in municipal securities whose interest is subject to the federal alternative minimum tax” effective September 14, 2022.

On July 14, 2022, the Board of Trustees approved a name change for the fund. Effective after the close of business on September 16, 2022, Fidelity® New Jersey AMT Tax-Free Money Market Fund will be renamed Fidelity® New Jersey Municipal Money Market Fund.

NJA-22-01 1.857354.114	July 15, 2022

Supplement to the
Fidelity® New Jersey AMT Tax-Free Money Market Fund
Service Class
January 29, 2022
Prospectus

On July 14, 2022, the Board of Trustees approved a plan of liquidation for Service Class of Fidelity® New Jersey AMT Tax-Free Money Market Fund. The class is expected to liquidate on or about August 12, 2022.

NJAS-22-01 1.857355.114	July 15, 2022

Supplement to the
Fidelity® New Jersey AMT Tax-Free Money Market Fund
Institutional Class and Service Class
January 29, 2022
STATEMENT OF  ADDITIONAL INFORMATION

On July 14, 2022, the Board of Trustees approved a name change for the fund. Effective after the close of business on September 16, 2022, Fidelity® New Jersey AMT Tax-Free Money Market Fund will be renamed Fidelity® New Jersey Municipal Money Market Fund.

NJA-NJASB-22-011.872067.113	July 15, 2022